Loans and Borrowings	12 Months Ended
Mar. 31, 2018
Disclosure Of Loans And Borrowings [Abstract]
Loans and Borrowings
28)	LOANS AND BORROWINGS

This note provides information about the contractual terms of Group’s interest bearing loans and borrowings, which are measured at amortized cost/fair value. For more information about the Group’s exposure to interest rate, foreign currency and liquidity risk, refer note 5 and 35.

	As at March 31
Particulars	2017	2018
Non-current liabilities
Secured bank loans	523	424
Non-current portion of loans and borrowings	523	424

	As at March 31
Particulars	2017	2018
Current liabilities
Current portion of secured bank loans	226	228
Current portion of loans and borrowings	226	228

Convertible Notes

In January 2016, the Company issued 4.25% convertible notes of USD 180,000 in two tranches to Ctrip.com International, Ltd., which were redeemable after 5 years at par value. The Company incurred USD 2,730 as transaction costs during the year ended March 31, 2016 on issuance of the convertible notes. The convertible notes could also be converted into ordinary shares of the Company at any time till the maturity of the convertible notes at the option of the holder at the conversion price of USD 21.45 per share. Interest on the convertible notes was payable on semi-annual basis.

Under the terms of issue, the holder had a right to redeem these convertible notes in whole or in part before the maturity on occurrence of certain events, including but not limited to a change in control, or liquidation of the company. Further, the convertible notes had few adjustment clauses which along with preserving the relative economic interests of the holder also protect the holder from decline in the market value of the Company’s securities. The price protection clause may result in the entity issuing variable number of shares on conversion hence, represents a liability. The conversion option was presented together with the related liability as a derivative, and accounted for at fair value.

The liability component was initially recognized at fair value less any directly attributable transaction costs. On initial recognition, the fair value of convertible notes was different from its transaction price, but this fair value measurement was not evidenced by a valuation technique that uses only data from observable markets, accordingly, the carrying amount of the convertible notes on initial recognition was adjusted to defer the difference between the fair value measurement and the transaction price. This deferred difference was subsequently recognized as a gain or loss over the period of maturity of the convertible notes.

Subsequent to initial recognition, the liability component of the convertible notes was being measured at amortized cost using the effective interest method. The conversion option was being subsequently measured at fair value at each reporting date with changes in fair value recognized in profit or loss.

Fair value of liability component and derivative as at inception:

Particulars
Fair value of liability component at inception	133,321
Fair value of derivative at inception	52,912
Proceeds from issue of convertible notes	(180,000)
Deferred difference	6,233

During the year ended March 31, 2018, the Company recognized an expense of USD Nil (March 31, 2017: USD 5,941) on account of amortization of the deferred difference explained above.

On October 18, 2016, the Company announced an agreement to acquire 100% equity stake in ibibo Group, a leading online travel company in India, from Parent (refer note 7 (a)). Further, Ctrip delivered a notice of adjustment of conversion rate to the Company on October 18, 2016 and pursuant to this, the Company issued 9,857,028 ordinary shares (including 1,465,420 additional shares) to Ctrip in accordance with the terms of the convertible notes agreement.

In October, 2016, the Company re-issued 659,939 of its own shares and issued 9,197,089 new ordinary shares upon conversion of convertible notes.

The carrying amount of the liability component is summarized below:

Particulars
Carrying amount of liability at the beginning of the year	134,770
Accretion of interest	8,210
Payment of interest	(3,749)
Conversion of notes during the year	(139,231)
Carrying amount of liability as at March 31, 2017	—

The carrying amount of derivative is summarized below:

Particulars
Carrying amount of derivative at the beginning of the year	61,929
Net gain on change in fair value of derivative	(42,427)
Conversion of notes during the year	(19,502)
Carrying amount of derivative as at March 31, 2017	—

Terms and debt repayment schedule of bank loans:

Terms and conditions of outstanding loans are as follows:

				As at March 31, 2017		As at March 31, 2018
Particulars	Currency	Interest rate	Year of maturity	Original value	Carrying amount	Original value	Carrying amount
Secured bank loans	INR	8% - 13%	2017 - 2024	1,080	749	1,079	652

The bank loans are secured over motor vehicles with a carrying amount of USD 584 as at March 31, 2018 (March 31, 2017: USD 689).

Credit facility

The group has fund based limits with various banks amounting to USD 5,389 as at March 31, 2018 (March 31, 2017: USD 5,401). The group has drawn down from its outstanding limit amounting to USD Nil as at March 31, 2018 (March 31, 2017: USD Nil) (refer note 21).